Reserve Factoring (Tables)	12 Months Ended
Dec. 31, 2023
Factoring [Abstract]
Schedule of forfaiting operations

Description	Consolidated

At December 31, 2021	3,694
Addition	1,541,948
Interest incurred	79,460
Interest paid	(53,476)
Payment	(818,274)

At December 31, 2022	753,352

Addition	391,676
Interest incurred	17,010
Interest paid	(39,714)
Payment	(831,477)

At December 31, 2023	290,847